Note 11 - Right-of-Use Assets, Finance Lease Liabilities, Investment in Leaseback Vessels and Net Investment in Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2025
Note 11 - Right-of-Use Assets, Finance Lease Liabilities, Investment in Leaseback Vessels and Net Investment in Sales-type Leases
Sales-type Lease, Net Investment in Lease [Table Text Block]
	December 31, 2024	December 31, 2025
Lease receivable	$18,976	$4,447
Unguaranteed residual value	506	2,286
Net investment in sales-type lease vessels	$19,482	$6,733

Sales-Type and Direct Financing Leases, Payment to be Received, Maturity [Table Text Block]
Year ending December 31,	Amount
2026	$6,038
2027	5,606
2028	1,741
Total undiscounted cash flows	$13,385
Present value of lease payments*	$4,447